Subsequent Event (Details) (USD $)	Sep. 30, 2013 office	Sep. 30, 2012	Jul. 18, 2013 Bank of America, National Association branch	Nov. 26, 2013 Subsequent Event office WesternStates
Subsequent Event [Line Items]
Deposits			$ 1,500,000,000
Loans			11,000,000
Premium on deposits			2.60%
Number of branches acquired (in branches)			51
Number of offices (in offices)	182			232
Number of states in which entity operates				8
Assets	13,082,859,000	12,472,944,000		15,000,000,000
Deposits				$ 11,000,000,000